PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 343	$ 76
Payable from acquisition of financial assets	302	125
Unfavorable contracts	156	233
Income tax payable	156	185
Other	175	168
Other long-term liabilities	1,422	1,061
Non-cash acquisition of joint venture equity	222
Joint venture portion included in accrued expenses and liabilities	224
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Put option liability	176	158
Sonasid
Disclosure of detailed information about business combination [line items]
Put option liability	114	116
AMSF
Disclosure of detailed information about business combination [line items]
Unfavorable contracts	156	233
Financial guarantee contracts
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	$ 39	$ 52